Right of use assets and lease liabilities	12 Months Ended
Jun. 30, 2024
Right Of Use Assets And Lease Liabilities
Right of use assets and lease liabilities

12. Right of use assets and lease liabilities

The Company commenced leasing its current office space in 2022 in Canada. The lease started on May 1, 2022, with a five-year lease term. The monthly lease payment is $4,697 starting from September 1, 2022, which will be adjusted on an annual basis. The right of use (“ROU”) and lease obligation were measured at the present value of the lease payment and discounted using an incremental borrowing rate of 10%. On December 1, 2023, the Company leased additional office space, which increased monthly rent to $8,510.

On November 1, 2023, the Company acquired shares of OFIT GM Inc. (“OFIT GM”) and OFIT RT Inc. (“OFIT RT”) (Note 17). The OFIT companies leased five properties where IPP facilities are located. The leases commenced during the period from August 28, 2017 to October 6, 2017, each with a 20 year lease term. Two leases are paid on a monthly basis and three leases are paid on a quarterly basis. The monthly lease payments are $502 to $2,456 respectively and quarterly lease payments are in the range of $1,250 to $8,125. The right of use asset and lease liabilities were treated as new assets and liabilities starting from acquisition date of November 1, 2023 in accordance to IFRS 3. The ROU and lease liabilities were measured at the present value of the lease payments and discounted using an incremental borrowing rate of 5.74%. The leases are part collateral for long-term loan guarantee (Note 15(3)).

The continuity of the right-of-use as of June 30, 2024 and 2023 is as follows:

Right-of- use assets	Office
Cost:
Balance, June 30, 2022	197,719
Addition	-
Balance, June 30, 2023	197,719

Accumulated Depreciation:
Balance, June 30, 2022	11,405
Depreciation:	41,827
Balance, June 30, 2023	53,232

Net Book Value, June 30, 2023	144,487

Right-of- use assets	Office	IPP Facilities	Total
Cost:
Balance, June 30, 2023	$197,719	-	197,719
Addition	116,168	946,943	1,063,111
Balance, June 30, 2024	$313,887	946,943	1,271,366

Accumulated Depreciation:
Balance, June 30, 2023	$53,232	-	53,232
Depreciation	70,269	52,201	122,470
Balance, June 30, 2024	$123,501	52,201	180,465
Net Book Value, June 30, 2024	$190,386	894,742	1,085,128

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

12.	Right of use assets and lease liabilities (continued)

The continuity of the lease liabilities as of June 30, 2024 and 2023 is as follows:

Lease liabilities	Office
Balance, June 30, 2022	202,704
Payments:	(46,966)
Interest accretion:	17,573
Balance, June 30, 2023	173,311
Current	44,961
Long term	128,350
Net Book Value, June 30, 2023	173,311

Lease liabilities	Office	IPP Facilities	Total
Balance, June 30, 2023	$173,311	-	173,311
Additions	116,168	946,943	1,063,111
Payments	(81,619)	(73,098)	(154,717)
Interest accretion	21,816	37,953	59,769
Balance, June 30, 2024	$229,676	911,798	1,141,474
Current	95,420	53,367	148,787
Long term	134,256	858,431	992,687
Balance, June 30, 2024	$229,676	911,798	1,141,474

The maturity analysis of the Company’s contractual undiscounted lease liabilities as of June 30, 2024 is as follows:

2025	$218,013
2026	226,104
2027	124,389
2028	103,819
2028 onward	852,727
Total	$1,525,052